Related Party Transactions (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Yingxi Industrial Chain Group Co Ltd [Member] | Shareholders for Acquisition Of Subsidiaries [Member]
Due to related parties	$ 1,580,844